UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                          New York, New York August 14, 2009
 -------------------------------------------- ------------------ ---------------
/s/ by John Grizzetti with Express Permission   [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              24
                                            --------------------

Form 13F Information Table Value Total:           $1,635,407
                                            --------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3    Column 4           Column 5        Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                VALUE        SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS      CUSIP     (X$1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
BANK OF AMERICA CORPORATION      COM     060505104   166,188    12,590,000  SH             Sole               12,590,000
BIOGEN IDEC INC                  COM     09062X103    30,133       667,400  SH             Sole                  667,400
BOSTON SCIENTIFIC CORP.          COM     101137107    70,121     6,915,166  SH             Sole                6,915,166
CF INDS HLDGS INC                COM     125269100    84,513     1,139,908  SH             Sole                1,139,908
CAPITAL ONE FINL CORP            PUT     14040H955     7,600        40,000  SH    PUT      Sole                   40,000
CATERPILLAR INC DEL              PUT     149123951     7,281       121,369  SH    PUT      Sole                  121,369
CHIMERA INVT CORP                COM     16934Q109    43,247    12,391,587  SH             Sole               12,391,587
COUGAR BIOTECHNOLOGY INC         COM     222083107    64,440     1,500,000  SH             Sole                1,500,000
DATA DOMAIN INC                  COM     23767P109   108,382     3,246,919  SH             Sole                3,246,919
DELTA AIR LINES INC DEL        COM NEW   247361702       200        34,495  SH             Sole                   34,495
DIRECTV GROUP INC                COM     25459L106    54,362     2,200,000  SH             Sole                2,200,000
EMULEX CORP                      COM     292475209    16,266     1,663,146  SH             Sole                1,663,146
GOLDEN ENTERPRISES INC           COM     381010107     1,280       556,417  SH             Sole                  556,417
HUBBELL INC                      CL A    443510102    10,672       357,537  SH             Sole                  357,537
INTERNET CAP GROUP INC         COM NEW   46059C205    14,631     2,174,027  SH             Sole                2,174,027
                             ENT COM SER
LIBERTY MEDIA CORP NEW            A      53071M500   210,244     7,874,300  SH             Sole                7,874,300
MICROSOFT CORP                   COM     594918104    52,294     2,200,000  SH             Sole                2,200,000
MICROSOFT CORP                   CALL    594918904     3,750       150,000  SH   CALL      Sole                  150,000
NRG ENERGY INC                 COM NEW   629377508    88,354     3,403,470  SH             Sole                3,403,470
PETRO-CDA                        COM     71644E102   144,540     3,762,100  SH             Sole                3,762,100
RAMBUS INC DEL                   COM     750917106    18,486     1,194,931  SH             Sole                1,194,931
SCHERING PLOUGH CORP             COM     806605101   178,478     7,105,000  SH             Sole                7,105,000
                                 UNIT
SP ACQUISITION HOLDINGS INC   99/99/9999 78470A203    15,520     1,600,000  SH             Sole                1,600,000
WYETH                            COM     983024100   244,425     5,385,000  SH             Sole                5,385,000